Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
	December 31,
	2022	2021
Deferred tax assets:
Net operating losses carryforwards*)	$7,274	$7,142
Research and development	7,765	1,316
Lease liability	5,094	8,725
Reserves and allowances	4,737	5,119
Other	2,397	3,383

Deferred tax assets before valuation allowance	27,267	25,685
Valuation allowance	(4,815)	(5,104)

Deferred tax assets	22,452	20,581

Deferred tax liabilities:
Capitalized software development costs	(3,085)	(3,045)
Lease right-of-use asset	(4,739)	(8,098)
Acquired intangibles	(10,538)	(13,169)
Property and equipment	(229)	(367)
Undistributed earnings	(5,622)	**) (8,047)
Other	(184)	(93)

Deferred tax liabilities	(24,397)	(32,819)

Deferred tax liabilities, net	$(1,945)	$(12,238)

*)	Net of $1,145 and $1,180 provision for unrecognized tax benefits related to carryforward losses as of December 31, 2022 and 2021, respectively.

**)	Include $3,531 related to the Company’s election to release the trapped earnings - see Note 13.a.2.

	December 31,
	2022	2021

Deferred tax assets, net	$9,418	$3,122
Deferred tax liabilities, net	(11,363)	(15,360)

Deferred tax liabilities, net	$(1,945)	$(12,238)

Schedule of income before income taxes
	Year ended December 31,
	2022	2021	2020

Domestic (Israel)	$27,373	$39,248	$34,037
Foreign	38,177	18,038	7,161

	$65,550	$57,286	$41,198

Schedule of effective income tax rate reconciliation
	Year ended December 31,
	2022	2021	2020
Income before taxes on income, as reported in the statements of income	$65,550	$57,286	$41,198

Statutory tax rate in Israel	23%	23%	23%

Theoretical taxes on income	$15,077	$13,176	$9,476

Increase (decrease) in taxes resulting from:
Foreign and preferred enterprise tax rates differences	(5,579)	(7,338)	(5,511)
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	(289)	(1,645)	558
Non-deductible expenses	1,100	1,437	1,722
Increase in uncertain tax positions, net	2,855	616	755
Undistributed earnings	(461)	-	-
Release of trapped earnings (see note 13.a.2)	-	3,531	-
Others	(84)	187	41

Taxes on income, as reported in the statements of income	$12,619	$9,964	$7,041

Schedule of taxes on income
	Year ended December 31,
	2022	2021	2020

Current	$22,912	$11,866	$7,543
Deferred	(10,293)	(1,902)	(502)

	$12,619	$9,964	$7,041

	Year ended December 31,
	2022	2021	2020

Domestic (Israel)	$4,194	$9,086	$3,695
Foreign	8,425	878	3,346

	$12,619	$9,964	$7,041

Schedule of unrecognized tax benefits
	December 31,
	2022	2021

Balance at the beginning of the year	$8,920	$7,646
Increase in tax positions	4,455	2,731
Decrease in tax positions	(588)	(290)
Statue limitation	(1,012)	(890)
Tax assessment close	-	(277)

Balance at the end of the year	$11,775	$8,920